Prepaid Expenses and Other Current Assets - Components of Prepaid Expenses and Other Current Assets (Detail) - USD ($) $ in Thousands		May 31, 2017	May 31, 2016
Prepaid Expenses And Other Current Assets [Abstract]
Prepaid rent		$ 44,746	$ 33,135
Advances to suppliers		29,358	23,143
Interest receivable		14,005	9,341
Rental deposit		8,355	7,122
Receivable from BOCI for the proceeds of exercise of options and withholding tax			5,548
Prepaid advertising fees		4,235	3,250
Staff advances	[1]	2,514	2,829
Value added taxes recoverable		2,305	2,534
Deposit of advertising & decoration		1,411	1,961
Receivable of social insurance		1,651	1,374
Prepaid property taxes and other taxes		947	616
Others	[2]	9,870	8,824
Prepaid expenses and other current assets		$ 119,397	$ 99,677

[1]	Staff advances were provided to staff for traveling and related use which are expensed as incurred and staff allowance for on-site enrollment activities.
[2]	Others primarily included maintenance fees, other receivables and other miscellaneous prepayments.